Finance Lease Right-of-Use Assets, Net (Details) - Schedule of finance lease right -of-use assets	12 Months Ended
Jun. 30, 2022 USD ($)
Finance Lease Right-of-Use Assets, Net (Details) - Schedule of finance lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	$ 1,857,556
Increase /(Decrease) of total right-of-use assets, at cost
Exchange Rate Translation of total right-of-use assets, at cost	(69,553)
Ending balance of total right-of-use assets, at cost	1,788,003
Beginning balance of accumulated amortization	(510,828)
Increase /(Decrease) of accumulated amortization	(185,583)
Exchange Rate Translation of accumulated amortization	25,910
Ending balance of accumulated amortization	(670,501)
Beginning balance of right-of-use assets, net	1,346,728
Increase /(Decrease) of right-of-use assets, net	(185,583)
Exchange Rate Translation of right-of-use assets, net	(43,643)
Ending balance of right-of-use assets, net	1,117,502
Company vehicles [Member]
Finance Lease Right-of-Use Assets, Net (Details) - Schedule of finance lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	1,857,556
Increase /(Decrease) of total right-of-use assets, at cost
Exchange Rate Translation of total right-of-use assets, at cost	(69,553)
Ending balance of total right-of-use assets, at cost	$ 1,788,003